RELATED PARTY BALANCES AND TRANSACTIONS - Amounts due to related parties (Details) ¥ in Thousands, $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2022 CNY (¥)	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Oct. 31, 2020	Sep. 30, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	¥ 178,687	¥ 203,324	$ 28,583	$ 26,677	¥ 214,057
Hangzhou Qifei
RELATED PARTY BALANCES AND TRANSACTIONS
Investment made	8,996	8,996
Remaining unpaid share of registered capital	41,004	41,004
Additional liabilities accrued	0	0
Changfeng
RELATED PARTY BALANCES AND TRANSACTIONS
Equity Method Investment, Ownership Percentage							30.00%
Shanghai Jiehu
RELATED PARTY BALANCES AND TRANSACTIONS
Equity Method Investment, Ownership Percentage							30.00%
Hangzhou Qifei
RELATED PARTY BALANCES AND TRANSACTIONS
Equity Method Investment, Ownership Percentage								25.00%
Capital contribution					¥ 0
Equity Method Investments	¥ 0	0
Shanghai 360 Changfeng Technology, Co.,Ltd.,
RELATED PARTY BALANCES AND TRANSACTIONS
Equity Method Investment, Ownership Percentage							40.00%
Shanghai Jiehu | Shanghai 360 Changfeng Technology, Co.,Ltd.,
RELATED PARTY BALANCES AND TRANSACTIONS
Equity interest acquired	30.00%			30.00%	30.00%
Qibutianxia
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	¥ 1,656	1,656			¥ 9,156
Amounts of loans under such arrangement	7,115,977	4,417,883			11,803,492
Qihu
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	127,688	174,055			144,999	¥ 144,999
Yujie
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	13,200	11,340			30,165
Others
RELATED PARTY BALANCES AND TRANSACTIONS
Amounts due to related parties	36,143	16,273			29,737
Changfeng | Shanghai 360 Changfeng Technology, Co.,Ltd.,
RELATED PARTY BALANCES AND TRANSACTIONS
Capital contribution	300,000	¥ 300,000
Beijing Qifei | Hangzhou Qifei
RELATED PARTY BALANCES AND TRANSACTIONS
Equity Method Investment, Ownership Percentage								26.00%
Shareholders | Shanghai 360 Changfeng Technology, Co.,Ltd.,
RELATED PARTY BALANCES AND TRANSACTIONS
Capital contribution	¥ 1,000,000				¥ 1,000,000